Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Restatements
Schedule of Stock Options Roll Forward
	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2019	5,690,000	$0.13
Granted	-	-
Exercised	-	-
Cancelled / forfeited	-	-
Balance, June 30, 2020	5,690,000	$0.13	$-

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, January 1, 2018	5,175,000	$0.15
Granted	-	-
Cancelled / forfeited	(985,000)	0.09
Balance, December 31, 2018	4,190,000	$0.16
Granted	1,500,000	0.04
Exercised	-	-
Cancelled / forfeited	-	-
Balance, December 31, 2019	5,690,000	$0.13	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
		Outstanding				Exercisable
Range of exercise prices		Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price		Number of shares	Weighted average exercise price

	$0.04	1,500,000	4.1		0.04	1,125,000		0.04
	$0.08	250,000	2.5		0.08	250,000		0.08
	$0.13	1,425,000	2.1		0.13	1,425,000		0.13
	$0.16	225,000	0.9		0.16	225,000		0.16
	$0.19	2,270,000	0.5		0.19	2,270,000		0.19
Cdn$	0.25	20,000	0.5	Cdn$	0.25	20,000	Cdn$	0.25
		5,690,000	2.4		$0.13	5,315,000		$0.14

		Outstanding				Exercisable
Range of exercise prices		Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price		Number of shares	Weighted average exercise price

	$0.04	1,500,000	4.9		0.04	750,000		0.04
	$0.08	250,000	3.3		0.08	250,000		0.08
	$0.13	1,425,000	2.9		0.13	1,425,000		0.13
	$0.16	225,000	1.6		0.16	225,000		0.16
	$0.19	2,270,000	1.2		0.19	2,270,000		0.19
Cdn$	0.25	20,000	1.2	Cdn$	0.25	20,000	Cdn$	0.25
		5,690,000	2.4		$0.13	4,940,000		$0.14